Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement, Non Redemption Agreement and Private Placement Financing [Abstract]
FORWARD PURCHASE AGREEMENT, NON REDEMPTION AGREEMENT AND PRIVATE PLACEMENT FINANCING

NOTE 9 — FORWARD PURCHASE AGREEMENT, NON REDEMPTION AGREEMENT AND PRIVATE PLACEMENT FINANCING

Forward Purchase Agreement

On December 13, 2023, Nubia entered into the FPA with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Strategic Capital, LLC (collectively, the “Seller” or “Forward Purchase Investors”). For purposes of the FPA, Nubia is referred to as the “Counterparty” prior to the consummation of the Merger, while Solidion Technology, Inc. (“Pubco”) is referred to as the “Counterparty” after the consummation of the Merger. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the FPA previously filed with the SEC.

Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to, concurrently with the Closing pursuant to Seller’s FPA Funding Amount PIPE Subscription Agreement, purchase up to 9.9% of the total Class A ordinary shares, par value $0.0001 per share (“Additional Shares”) outstanding following the closing of the Merger, as calculated by Seller (the “Purchased Amount”), less the number of NUBI Shares purchased by Seller separately from third parties through a broker in the open market (“Recycled Shares”). Seller will not be required to purchase an amount of NUBI Shares such that, following such purchase, that Seller’s ownership would exceed 9.9% of the total NUBI Shares outstanding immediately after giving effect to such purchase, unless Seller, at its sole discretion, waives such 9.9% ownership limitation. The Number of Shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

The FPA provides for a prepayment shortfall equal to 0.50% of the product of Recycled Shares and the Initial Price. The Seller may conduct Shortfall Sales at its discretion to recover this shortfall without triggering early termination obligations. The Prepayment Amount payable to the Seller is calculated based on the number of shares purchased and the redemption price, less any prepayment shortfall, and is funded from the Counterparty’s Trust Account. Additionally, up to 4,000 shares may be purchased at the Initial Price.

Following the Closing, the reset price (the “Reset Price”) was initially the Initial Price. The Reset Price will be subject to reset on a bi-weekly basis commencing the first week following the thirtieth day after the closing of the Merger to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior two weeks; provided the Reset Price shall be subject to reduction upon a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering. The Seller also retains the right to terminate part or all of the transaction through Optional Early Termination (OET) by providing notice, with corresponding payment obligations based on the Reset Price.

The Valuation Date for settlement occurs at the earlier of three years post-Merger, specified adverse events (e.g., delisting or registration failure), or at the Seller’s discretion. Upon settlement, adjustments may be made in cash or shares, depending on the circumstances.

The Seller has waived redemption rights for Recycled Shares, which may impact the overall redemption levels and market perception of the Merger. The FPA complies with tender offer regulations, including Rule 14e-5 under the Securities Exchange Act of 1934.

On February 2, 2024, upon consummation of the Merger, NUBI made a payment to each Forward Purchase Investor in respect of their respective Recycled Shares. This payment totaled 147 shares and included a cash payment of $80,241 released from the trust account. The payment was calculated as an amount equal to (a) the number of Recycled Shares multiplied by the redemption price per share (the “Initial Price”) as defined in Section 9.2(b) of NUBI’s Certificate of Incorporation, effective as of March 10, 2023, as amended from time to time (the “Certificate of Incorporation”), less (b) the prepayment Shortfall. Additionally, on February 2, 2024, NUBI made a payment to Forward Purchase Investors of $2,193,800 from the trust account as reimbursement for the 4,000 consideration shares.

On January 17, 2024, the Company received a Pricing Date Notice from the Forward Purchase Investors specifying 116,771 Additional Shares. On March 22, 2024, the Company received an amended Pricing Date Notice revising the total number of Additional Shares to 160,771. On June 11, 2024 the Company received an amended Pricing Date Notice revising the total number of Additional Shares to 190,860. On August 29, 2024, the Additional Shares were issued to the Forward Purchase Investors.

The Company accounts for the FPA as a liability-classified instrument due to the settlement provisions. The resulting fair value is recorded as a derivative liability on the consolidated balance sheets. The Company records changes in the fair value of the FPA as a non-cash other income (expense) within change in fair value of derivatives account on the Company’s consolidated and combined statements of operations.

The Company utilized a Monte Carlo simulation model to determine the fair value of the FPA, comprising Recycled Shares of 147 and Additional Shares of 190,860, totaling 191,007 shares (the “FPA Shares”) as of September 30, 2025 and December 31, 2024. The model estimated the total present value of the Company’s proceeds at $3,777 and the total present value of the Company’s liability at $889,739, resulting in a net liability of approximately $886,000 as of September 30, 2025. As a result, the Company recognized non-cash gain (loss) from changes in the fair value of derivatives of $(133,400) and $5,518,100 for the three and nine months ended September 30, 2025, respectively, compared to $1,413,700 and $17,487,850 for the three and nine months ended September 30, 2024.

FPA amendment and resolution of lawsuit

On July 16, 2024, the Forward Purchase Investors brought a lawsuit against Solidion in Delaware Chancery Court seeking specific performance and monetary damages related to the FPA.

On August 29, 2024, the Company and the Seller entered into an amendment (the “Amendment”) to the FPA. The Amendment includes modifications to several terms, including:

•        Prepayment Shortfall:    Expanded to allow the Company to request additional funds in increments of $500,000, subject to specified conditions.

•        Prepayment Shortfall Consideration:    Seller may now sell Additional Shares and Recycled Shares at any price, without an Early Termination Obligation, until sale proceeds reach 120% of the Prepayment Shortfall.

•        Shortfall Sales:    The Company agrees not to issue or sell additional shares or convertible securities without Seller’s consent until specific conditions are met.

•        Shortfall Variance:    If a shortfall occurs, the Company must either pay the Shortfall Variance in cash or issue additional shares to the Seller.

•        Share Consideration:    Seller is entitled to designate 57,000 common shares as (“Share Consideration”)

•        VWAP Trigger Event:    Defined as occurring if the VWAP Price falls below $100.00 per share for 10 trading days within a 30-day period.

In addition, upon execution of the Amendment, the Seller agreed to temporarily forbear from exercising any rights under the Forward Purchase Agreement related to certain valuation events, including a Shortfall Variance Registration Failure, VWAP Trigger Event, or Registration Failure (collectively, “Valuation Date Events”), during the period from the Pricing Date through December 31, 2024 (the “Standstill Period”). After the Standstill Period, if any Valuation Date Events have occurred, the Seller’s rights under the agreement will be reinstated.

Additionally, the Company agreed to file a registration statement within 20 business days of the Amendment to register the resale of the Additional Shares and Share Consideration (collectively, the “Meteora Shares”). The Company will use commercially reasonable efforts to have the registration statement declared effective within 60 calendar days of the Amendment. No other shares may be registered before the Meteora Shares, though they may be registered concurrently in the same resale registration statement.

Further, the Amendment restricts the Seller from selling more than 10% of the daily trading volume of the Company’s common stock until 30 days after the effectiveness of the resale registration statement, except on days when trading volume exceeds 140,000 shares.

Finally, concurrently with the execution of the Amendment, the Company and the Seller agreed to sign and cause to be filed a joint stipulation for dismissal with prejudice of the Action (as defined below) (the “Stipulation”). The Stipulation provides that the Company issue 247,860 Solidion common shares, consisting of the Additional shares of 190,860 and the Share Consideration of 57,000 shares to the Seller within five business days of the entry of the Stipulation. In consideration for the Stipulation, the Company agreed to pay Seller’s reasonable and documented attorney’s fees related to this Action in an amount up to $65,000. “Action” means (i) the Complaint for Specific Performance and Money Damages filed July 16, 2024 thereby initiating Case No. 2024-0752-LWW Meteora Capital Partners, LP v. Solidion Technology, Inc. in the Court of Chancery of the State of Delaware (the “Delaware Chancery Court”) and (ii) the Motion for Default Judgment filed by Seller related to such complaint on August 13, 2024. On September 9, 2024, the Company and the Seller filed the Stipulation in Delaware Chancery Court.

On August 29, 2024, the Company issued 247,860 Meteora Shares of its common stock to the Forward Purchase Investors.

The Company recorded an expense within Selling, General, and Administrative expenses on the Company’s condensed consolidated and combined statements of operations of $1,026,000 based on the stock price on the date of the amendment during the three months ended September 30, 2024 for the Consideration Shares of 57,000 Solidion common shares issued in connection with the forbearance and FPA amendment.

Non-Redemption Agreement

On December 13, 2023, NUBI entered into a non-redemption agreement (the “Non-Redemption Agreement”) with certain investors named therein (each, a “Backstop Investor”), each acting on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by each such Backstop Investor or its affiliates. Pursuant to each Non-Redemption Agreement, each Backstop Investor agreed that, on or prior to Closing, it will beneficially own not greater than the lesser of (i) that number of Backstop Shares set forth in the Non-Redemption Agreement and (ii) the total number of NUBI Shares beneficially owned by Backstop Investor and its affiliates and any other persons whose beneficial ownership of NUBI Shares would be aggregated with those of Backstop Investor for purposes of Section 13(d) of the Securities Exchange Act of 1934 not exceeding 9.99% of the total number of issued and outstanding NUBI Shares, and shall not elect to redeem or otherwise tender or submit for redemption any of such Backstop Shares in connection with the second special meeting of NUBI stockholders to be held for the purpose of approving the Merger (the “Second Special Meeting”); provided, however, that in the event Backstop Investor has previously elected to redeem, tender or submit any Backstop Shares for redemption, Backstop Investor shall rescind or reverse such redemption request prior to Closing and NUBI shall accept such request(s) promptly once submitted by Backstop Investor.

On February 2, 2024, upon the consummation of the Merger, NUBI paid each Backstop Investor a cash discount payment from the proceeds remaining in trust account for their respective Backstop Shares as part of the Non-Redemption Agreement. The discount payment amount was calculated as the product of (x) the number of Backstop Shares and (y) the Redemption Price, less $200.00. The total number of Backstop Shares was 40,000, and the adjusted Redemption Price was $548.50 per share. In total, $13,937,998 was released from the trust account and paid to the Backstop Investors.

NOTE 10 — FORWARD PURCHASE AGREEMENT AND NON REDEMPTION AGREEMENT

Forward Purchase Agreement

On December 13, 2023, Nubia entered into the FPA with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Strategic Capital, LLC (collectively, the “Seller” or “Forward Purchase Investors”). For purposes of the FPA, Nubia is referred to as the “Counterparty” prior to the consummation of the Merger, while Solidion Technology, Inc. (“Pubco”) is referred to as the “Counterparty” after the consummation of the Merger. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the FPA previously filed with the SEC.

Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to, concurrently with the Closing pursuant to Seller’s FPA Funding Amount PIPE Subscription Agreement, purchase up to 9.9% of the total Class A ordinary shares, par value $0.0001 per share (“Additional Shares”) outstanding following the closing of the Merger, as calculated by Seller (the “Purchased Amount”), less the number of NUBI Shares purchased by Seller separately from third parties through a broker in the open market (“Recycled Shares”). Seller will not be required to purchase an amount of NUBI Shares such that, following such purchase, that Seller’s ownership would exceed 9.9% of the total NUBI Shares outstanding immediately after giving effect to such purchase, unless Seller, at its sole discretion, waives such 9.9% ownership limitation. The Number of Shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

The FPA provides for a prepayment shortfall equal to 0.50% of the product of Recycled Shares and the Initial Price. The Seller may conduct Shortfall Sales at its discretion to recover this shortfall without triggering early termination obligations. The Prepayment Amount payable to the Seller is calculated based on the number of shares purchased and the redemption price, less any prepayment shortfall, and is funded from the Counterparty’s Trust Account. Additionally, up to 4,000 shares may be purchased at the Initial Price.

Following the Closing, the reset price (the “Reset Price”) was initially the Initial Price. The Reset Price will be subject to reset on a bi-weekly basis commencing the first week following the thirtieth day after the closing of the Merger to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior two weeks; provided the Reset Price shall be subject to reduction upon a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering. The Seller also retains the right to terminate part or all of the transaction through Optional Early Termination (OET) by providing notice, with corresponding payment obligations based on the Reset Price.

The Valuation Date for settlement occurs at the earlier of three years post-Merger, specified adverse events (e.g., delisting or registration failure), or at the Seller’s discretion. Upon settlement, adjustments may be made in cash or shares, depending on the circumstances.

The Seller has waived redemption rights for Recycled Shares, which may impact the overall redemption levels and market perception of the Merger. The FPA complies with tender offer regulations, including Rule 14e-5 under the Securities Exchange Act of 1934.

On February 2, 2024, upon consummation of the Merger, NUBI made a payment to each Forward Purchase Investor in respect of their respective Recycled Shares. This payment totaled 147 shares and included a cash payment of $80,241 released from the trust account. The payment was calculated as an amount equal to (a) the number of Recycled Shares multiplied by the redemption price per share (the “Initial Price”) as defined in Section 9.2(b) of NUBI’s Certificate of Incorporation, effective as of March 10, 2023, as amended from time to time (the “Certificate of Incorporation”), less (b) the prepayment Shortfall. Additionally, on February 2, 2024, NUBI made a payment to Forward Purchase Investors of $2,193,800 from the trust account as reimbursement for the 4,000 consideration shares.

On January 17, 2024, the Company received a Pricing Date Notice from the Forward Purchase Investors specifying 116,770 Additional Shares. On March 22, 2024, the Company received an amended Pricing Date Notice revising the total number of Additional Shares to 160,770. On June 11, 2024 the Company received an amended Pricing Date Notice revising the total number of Additional Shares to 190,860. On August 29, 2024, the Additional Shares were issued to the Forward Purchase Investors.

The Company accounts for the FPA as a liability-classified instrument due to the settlement provisions. The resulting fair value is recorded as a derivative liability on the combined and consolidated balance sheets. The Company records changes in the fair value of the FPA as a non-cash other income (expense) within change in fair value of derivatives account on the Company’s consolidated and combined statements of operations.

The Company utilized a Monte Carlo simulation model to determine the fair value of the FPA, comprising Recycled Shares of 147 and Additional Shares of 190,860, totaling 191,007 shares (the “FPA Shares”) as of December 31, 2024. The model estimated the total present value of the Company’s proceeds at approximately $259,254 and the total present value of the Company’s liability at approximately $6,663,316, resulting in a net liability of approximately $6,404,100 as of December 31, 2024. As a result, the Company recognized a non-cash gain from the Change in fair value of derivatives of $14,485,850 for the year ended December 31, 2024.

FPA amendment and resolution of lawsuit

On July 16, 2024, the Forward Purchase Investors brought a lawsuit against Solidion in Delaware Chancery Court seeking specific performance and monetary damages related to the FPA.

On August 29, 2024, the Company and the Seller entered into an amendment (the “Amendment”) to the FPA. The Amendment includes modifications to several terms, including:

•        Prepayment Shortfall:    Expanded to allow the Company to request additional funds in increments of $500,000, subject to specified conditions.

•        Prepayment Shortfall Consideration:    Seller may now sell Additional Shares and Recycled Shares at any price, without an Early Termination Obligation, until sale proceeds reach 120% of the Prepayment Shortfall.

•        Shortfall Sales:    The Company agrees not to issue or sell additional shares or convertible securities without Seller’s consent until specific conditions are met.

•        Shortfall Variance:    If a shortfall occurs, the Company must either pay the Shortfall Variance in cash or issue additional shares to the Seller.

•        Share Consideration:    Seller is entitled to designate 57,000 common shares as (“Share Consideration”)

•        VWAP Trigger Event:    Defined as occurring if the VWAP Price falls below $100.00 per share for 10 trading days within a 30-day period.

In addition, upon execution of the Amendment, the Seller agreed to temporarily forbear from exercising any rights under the Forward Purchase Agreement related to certain valuation events, including a Shortfall Variance Registration Failure, VWAP Trigger Event, or Registration Failure (collectively, “Valuation Date Events”), during the period from the Pricing Date through December 31, 2024 (the “Standstill Period”). After the Standstill Period, if any Valuation Date Events have occurred, the Seller’s rights under the agreement will be reinstated.

Additionally, the Company agreed to file a registration statement within 20 business days of the Amendment to register the resale of the Additional Shares and Share Consideration (collectively, the “Meteora Shares”). The Company will use commercially reasonable efforts to have the registration statement declared effective within 60 calendar days of the Amendment. No other shares may be registered before the Meteora Shares, though they may be registered concurrently in the same resale registration statement.

Further, the Amendment restricts the Seller from selling more than 10% of the daily trading volume of the Company’s common stock until 30 days after the effectiveness of the resale registration statement, except on days when trading volume exceeds 140,000 shares.

Finally, concurrently with the execution of the Amendment, the Company and the Seller agreed to sign and cause to be filed a joint stipulation for dismissal with prejudice of the Action (as defined below) (the “Stipulation”). The Stipulation provides that the Company issue 247,860 Solidion common shares, consisting of the Additional shares of 190,860 and the Share Consideration of 57,000 shares to the Seller within five business days of the entry of the Stipulation. In consideration for the Stipulation, the Company agreed to pay Seller’s reasonable and documented attorney’s fees related to this Action in an amount up to $65,000. “Action” means (i) the Complaint for Specific Performance and Money Damages filed July 16, 2024 thereby initiating Case No. 2024-0752-LWW Meteora Capital Partners, LP v. Solidion Technology, Inc. in the Court of Chancery of the State of Delaware (the “Delaware Chancery Court”) and (ii) the Motion for Default Judgment filed by Seller related to such complaint on August 13, 2024. On September 9, 2024, the Company and the Seller filed the Stipulation in Delaware Chancery Court.

On August 29, 2024, the Company issued 247,860 Meteora Shares of its common stock to the Forward Purchase Investors.

The Company recorded an expense within Selling, General, and Administrative expenses on the Company’s consolidated and combined statements of operations of $1,026,000 based on the stock price on the date of the amendment for the Consideration Shares of 57,000 Solidion common shares issued in connection with the forbearance and FPA amendment.

Non-Redemption Agreement

On December 13, 2023, NUBI entered into a non-redemption agreement (the “Non-Redemption Agreement”) with certain investors named therein (each, a “Backstop Investor”), each acting on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by each such Backstop Investor or its affiliates. Pursuant to each Non-Redemption Agreement, each Backstop Investor agreed that, on or prior to Closing, it will beneficially own not greater than the lesser of (i) that number of Backstop Shares set forth in the Non-Redemption Agreement and (ii) the total number of NUBI Shares beneficially owned by Backstop Investor and its affiliates and any other persons whose beneficial ownership of NUBI Shares would be aggregated with those of Backstop Investor for purposes of Section 13(d) of the Securities Exchange Act of 1934 not exceeding 9.99% of the total number of issued and outstanding NUBI Shares, and shall not elect to redeem or otherwise tender or submit for redemption any of such Backstop Shares in connection with the second special meeting of NUBI stockholders to be held for the purpose of approving the Merger (the “Second Special Meeting”); provided, however, that in the event Backstop Investor has previously elected to redeem, tender or submit any Backstop Shares for redemption, Backstop Investor shall rescind or reverse such redemption request prior to Closing and NUBI shall accept such request(s) promptly once submitted by Backstop Investor.

On February 2, 2024, upon the consummation of the Merger, NUBI paid each Backstop Investor a cash discount payment from the proceeds remaining in trust account for their respective Backstop Shares as part of the Non-Redemption Agreement. The discount payment amount was calculated as the product of (x) the number of Backstop Shares and (y) the Redemption Price, less $200.00. The total number of Backstop Shares was 40,000, and the adjusted Redemption Price was $548.50 per share. In total, $13,937,998 was released from the trust account and paid to the Backstop Investors.

Securities Purchase Agreement and the common stock issuable upon exercise of the Warrants. The Company filed a registration statement with the SEC pursuant to the Registration Rights Agreement on April 15, 2024. The registration statement has been declared effective by the SEC on June 17, 2024.